MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured at fair value through profit or loss:
Participation certificates in trust funds	$ 1,042	$ 21,208
Corporate bonds and government treasury notes	1,086	4,857
Marketable securities	$ 2,128	$ 26,065